PROMISSORY NOTES - Bridge Financing (Details) $ / shares in Units, $ in Thousands					9 Months Ended		12 Months Ended
	Apr. 21, 2023 USD ($) $ / shares shares	Mar. 09, 2023 USD ($) $ / shares shares	Dec. 14, 2022 USD ($)	Dec. 13, 2022 USD ($) closing	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	May 08, 2023 $ / shares shares	Jul. 31, 2022 $ / shares shares	May 17, 2022 $ / shares shares	Dec. 31, 2019 $ / shares shares	Nov. 30, 2018 $ / shares shares
Debt Instrument [Line Items]
Warrants granted (in shares) | shares											123,333
Warrant exercise price (in usd per share) | $ / shares										$ 0.01	$ 28.146
Proceeds from issuance of notes					$ 12,250	$ 0
Unamortized debt discounts and debt issuance costs							$ 1,065
Amortization of debt discounts and issuance costs					2,104	$ 45
Bridge Warrants
Debt Instrument [Line Items]
Proceeds from issuance of notes		$ 532	$ 571
Exchange Warrants
Debt Instrument [Line Items]
Warrants granted (in shares) | shares	60,227
Warrant exercise price (in usd per share) | $ / shares	$ 103.11
Bridge SPA
Debt Instrument [Line Items]
Debt instrument, face amount		1,667	1,667
Aggregate purchase price		1,250	1,250
Number of closings | closing				2
Proceeds from issuance of notes		$ 718	$ 679
Debt issuance costs					$ 90		205
Private GRI
Debt Instrument [Line Items]
Warrants granted (in shares) | shares										167		2,467	3,606
Warrant exercise price (in usd per share) | $ / shares										$ 1.89		$ 1.89	$ 1.89
Proceeds from issuance of notes							1,250	$ 0
Amortization of debt discounts and issuance costs							$ 217	$ 150
Private GRI | Bridge Warrants
Debt Instrument [Line Items]
Warrants granted (in shares) | shares		178,927
Warrant exercise price (in usd per share) | $ / shares		$ 9.31
Warrants, term		60 months
Private GRI | Exchange Warrants
Debt Instrument [Line Items]
Warrants granted (in shares) | shares		1,610,344
Investor
Debt Instrument [Line Items]
Investment in cash	$ 12,250
Investor | Bridge Warrants
Debt Instrument [Line Items]
Warrants granted (in shares) | shares		178,927							60,227
Warrant exercise price (in usd per share) | $ / shares		$ 9.31							$ 9.31
Warrants, term		60 months							60 months
Investor | Exchange Warrants
Debt Instrument [Line Items]
Warrant exercise price (in usd per share) | $ / shares									$ 103.11
Investor | Private GRI | Bridge SPA
Debt Instrument [Line Items]
Debt instrument, face amount				$ 3,333
Aggregate purchase price				$ 2,500